BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 2,001,246	$ 2,122,679	$ 2,959,050	$ 3,056,091
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	1,618,637	1,702,484	2,388,788	2,454,219
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 382,609	$ 420,195	$ 570,262	$ 601,872